OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

3.     OTHER CURRENT ASSETS

Other current assets consists of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$

Capitalized listing expense	—	9,764	1,404
Tax recoverable	1,431	1,574	226
Others	647	1,452	207

Total	2,078	12,790	1,837